Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Debt Disclosure [Line Items]
Minimum lease payments, loans and investment in operating leases	$ 1,244	¥ 102,256
Investment in securities	1,005	82,602
Other operating assets	118	9,672
Other assets	26	2,122
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position, Total	$ 2,393	¥ 196,652